Convertible Debt Issued For Services And Sales To Consultant	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Convertible Debt Issued For Services And Sales To Consultant

NOTE 13 – CONVERTIBLE DEBT ISSUED FOR SERVICES AND SALES TO CONSULTANT

April 2009 Consulting Arrangement – Consultant #1

On September 2, 2008, the Company entered into a one-year consulting agreement (the “2008 Consulting Agreement”) with a consultant (the “Consultant”) pursuant to which, in exchange for services rendered by the Consultant to the Company, the Consultant received an aggregate of 8,500,000 shares of common stock of the Company.  In April of 2009, the Company added an addendum to 2008 Consulting Agreement (the “First Addendum”) whereby the Consultant also earned $10,000 per month for the services rendered and received an additional 20,000,000 shares of the Company’s common stock.  The First Addendum also provided that Consultant had the right to convert the monies owed under the amended consulting agreement into shares of common stock of the Company at a rate of $0.005 no later than March 31, 2010.  In April of 2009, the Company added a second addendum to the 2008 Consulting Agreement (the “Second Addendum”) whereby the conversion rate was reduced to $0.001 per share.  All other terms remained the same.  In April of 2009, the parties entered into the third addendum to the 2008 Consulting Agreement (the “Third Addendum”) whereby the Consultant agreed that in the event the Consultant sold common stock of the Company at a rate exceeding 10,000,000 shares per 30 calendar day period, the Consultant would pay the Company an early-sell fee for each period of $100,000 or an amount equally agreed upon by the Company and Consultant.

During the year ended March 31, 2010, the Company received $777,669 under this provision.  The Company recorded these fees against additional paid-in capital.

On July 23, 2009, the Company replaced the 2008 Consulting Arrangement with a new automatically renewable six month consulting agreement (the “2009 Consulting Agreement”) whereby the Consultant earned a sales commission but not less than $40,000 per month in exchange for services rendered.  The 2009 Consulting Agreement also stated that if during the term of such agreement, the Company does not pay the Consultant as scheduled, the Consultant shall have the choice to accept such monies owed at a later date or to convert such amounts owed into common stock of the Company at a rate of $0.001 per share, in the Consultant’s sole discretion.

On April 7, 2010, the Company replaced the 2009 Consulting Agreement with a new automatically renewable six month consulting agreement (the “2010 Consulting Agreement”) whereby the Consultant earned $10,000 per month in consideration for services rendered.  The 2010 Consulting Agreement also provided that in the event the Company does not pay the Consultant as scheduled, each such amount due shall become a stock purchase transaction with an effective date equal to the day of any such missed payment.  The stock purchase agreement provided that the Consultant was purchasing shares at a rate of $0.0001 per share.

January 2010 Consulting Arrangement – Consultant #2

In January of 2010, the Company entered into a development arrangement whereby a consultant earned $5,000 per month for services rendered. If the invoice was not paid at the end of the service month, the consultant has the option to receive shares at a conversion rate of $0.0000625 per share. Consequently, at the end of each month, the amount due under the consulting agreement becomes a convertible note. The note is not secured and has no other terms of repayment.

September 2010 Consulting Agreement – Consultant #3

In September of 2010, the Company entered into an agreement with a consultant to issue a $142,500 convertible note for services rendered.  The note is convertible into common stock at $0.001425 per share.  The note is not secured and has no other terms of repayment.

Accounting

In determining the fair value of the convertible debt issued for services, the Company followed guidance in ASC 470-20-30 “Convertible Instruments Issued to Nonemployees for Goods and Services.”  Under ASC 470-20-30, convertible instruments issued for services are to be valued using the measurement date as determined under ASC 505-50 “Equity-Based Payments to Non-Employees.”  In addition, ASC 470-20-30 provides guidance on determining fair value of convertible instruments issued for services as follows: (1) Fair value of services if determinable (2) Cash received for similar convertible instruments sold to unrelated parties or (3) At a minimum, the value of the equity that could be received if the instrument were converted.  The Company determined that the fair value of the common stock that could be received if the debt were converted was the best measure of fair value in the above transactions.  Accordingly the value of the underlying common stock on the measurement date, as determined by ASC 505-50, was used to determine the fair value of the convertible debt. The Company estimated the fair value of the convertible notes issued to the consultants for services during the years ended March 31, 2011 and 2010 to be $3,218,000 and $8,898,500, respectively and recorded this amount as consulting expense.  During the years ended March 31, 2011, $335,938 of the convertible debt was converted into 1,231,000,000 shares of common stock and the consultants had an outstanding convertible debt balance of $34,063. During the year ended March 31, 2010, $80,000 of the convertible debt was converted into 280,000,000 shares of common stock and the consultants had an outstanding convertible debt balance of $295,000.

The arrangements with consultants #1 and #2 were terminated with an effective date of September 30, 2010. The company is evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, the Company has hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Sales to Consultant #1

During the year ended March 31, 2011, the Company recorded $1,385,649 of revenues from Lighthouse Distributors, Inc., a Company owned by Consultant #1. These sales transactions were not related to the original consulting agreements and were not contemplated at the time the consulting agreements were entered into.